Fair Value Measurements - Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) (USD $)	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	May 31, 2011
Assets:
Total assets, Fair Value	$ 272,200,000	$ 454,800,000		$ 316,100,000
Liabilities:
Total liabilities, Fair Value	68,100,000	76,400,000		96,900,000
Fair value of long-term debt	6,073,500,000	6,009,100,000
Carrying value of long-term debt	5,978,400,000	5,827,800,000		6,020,300,000
Fair value of assets measured on a nonrecurring basis	0
Fair value of liabilities measured on a nonrecurring basis			0
Money market funds [Member]
Assets:
Total assets, Fair Value	122,400,000	303,100,000		132,500,000
Time deposit [Member]
Assets:
Total assets, Fair Value	16,000,000	36,300,000		47,400,000
Greek bonds [Member]
Assets:
Total assets, Fair Value	4,900,000	6,300,000		31,100,000
Pension plan assets [Member]
Assets:
Total assets, Fair Value	128,400,000	108,700,000		104,100,000
Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	200,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	1,500,000	200,000		100,000
Other [Member]
Assets:
Total assets, Fair Value	300,000	200,000		500,000
Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	66,600,000	76,200,000		96,800,000
Corporate debt securities [Member]
Assets:
Total assets, Fair Value				300,000
Level 1 [Member]
Assets:
Total assets, Fair Value	122,600,000	303,100,000		132,800,000
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	122,400,000	303,100,000		132,500,000
Level 1 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 1 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	0	0		0
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Other [Member]
Assets:
Total assets, Fair Value	200,000	0		300,000
Level 1 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 1 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				0
Level 2 [Member]
Assets:
Total assets, Fair Value	149,500,000	151,500,000		183,100,000
Liabilities:
Total liabilities, Fair Value	68,100,000	76,400,000		96,900,000
Level 2 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 2 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	16,000,000	36,300,000		47,400,000
Level 2 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	4,900,000	6,300,000		31,100,000
Level 2 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	128,400,000	108,700,000		104,100,000
Level 2 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	200,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	1,500,000	200,000		100,000
Level 2 [Member] | Other [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 2 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	66,600,000	76,200,000		96,800,000
Level 2 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				300,000
Level 3 [Member]
Assets:
Total assets, Fair Value	100,000	200,000		200,000
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Money market funds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Time deposit [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Greek bonds [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Pension plan assets [Member]
Assets:
Total assets, Fair Value	0	0		0
Level 3 [Member] | Foreign currency exchange contracts [Member]
Assets:
Total assets, Fair Value	0	0		0
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Other [Member]
Assets:
Total assets, Fair Value	100,000	200,000		200,000
Level 3 [Member] | Interest rate swaps [Member]
Liabilities:
Total liabilities, Fair Value	0	0		0
Level 3 [Member] | Corporate debt securities [Member]
Assets:
Total assets, Fair Value				$ 0